Leases - Reconciliation of Undiscounted Operating Lease Cash Flows to Operating Lease Liability Payments (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Leases [Abstract]
2021	$ 234
2022	261
2023	269
2024	277
2025 and thereafter	779
Total undiscounted lease payments	1,820
Present value adjustment for minimum lease commitments	(457)
Tenant improvement allowance receivable	(391)
Net lease liability	$ 972